Short-term Borrowings and Long-term Debt [Text Block]	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Debt [Text Block]
12.	SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2015 and 2016, the MUFG Group had unused lines of credit for short-term financing amounting to ¥8,486,059 million and ¥6,711,520 million, respectively. The amounts principally consist of non-interest-bearing collateralized intraday overdraft lines and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2015 and 2016 were comprised of the following:

	2015	2016
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,579,550	¥1,177,972
Borrowings from the Bank of Japan	4,809,950	2,662,968
Borrowings from other financial institutions	271,413	256,567
Other	54,509	42,011

Total domestic offices	6,715,422	4,139,518

Foreign offices:
Commercial paper	4,363,937	4,906,571
Borrowings from other financial institutions	137,764	78,849
Short-term debentures	148,644	42,608
Other	180,281	190,474

Total foreign offices	4,830,626	5,218,502

Total	11,546,048	9,358,020
Less unamortized discount	241	292

Other short-term borrowings—net	¥11,545,807	¥9,357,728

Weighted average interest rate on outstanding balance at end of fiscal year	0.21%	0.36%

Long-term debt (with original maturities of more than one year) at March 31, 2015 and 2016 was comprised of the following:

	2015	2016
	(in millions)
MUFG:
Obligations under capital leases	¥57	¥35
Unsubordinated debt(1):
Fixed rate bonds, payable in US dollars, due 2021-2026, principally 2.95%-3.85%	—	516,624
Floating rate bonds, payable in US dollars, due 2021, principally 2.52%	—	43,833

Total	—	560,457

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.72%-1.39%	63,000	107,800
Adjustable rate bonds, payable in Japanese yen, due 2024-2026, principally 0.35%-0.66%	27,000	324,804
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 1.94%-4.42%	350,500	801,377
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	—	16,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	601	563
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,303	1,277
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	534	486
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.12%	—	3,500
Floating rate borrowings, payable in Japanese yen, due 2025, principally 0.79%	—	22,000

Total	444,438	1,279,307

Total	444,495	1,839,799

BTMU:
Obligations under capital leases	¥8,582	¥6,904
Obligation under sale-and-leaseback transactions	45,256	44,153
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2016-2027, principally 0.15%-2.69%	1,021,100	735,400
Fixed rate bonds, payable in US dollars, due 2016-2046, principally 0.00%-4.70%	1,990,175	1,976,006
Fixed rate bonds, payable in Euro, due 2022, principally 0.88%	96,842	95,352
Fixed rate bonds, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2017, principally 3.64%-4.05%(2)	32,013	21,612
Fixed rate borrowings, payable in Japanese yen, due 2016-2028, principally 0.00%-0.25%	4,456,619	5,021,001
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	311	208
Fixed rate borrowings, payable in Euro, due 2016-2018, principally 0.15%	75,071	73,562
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,202	1,127
Floating rate bonds, payable in US dollars, due 2016-2018, principally 0.94%-1.65%	360,510	337,916
Floating rate bonds, payable in other currencies excluding Japanese yen, US dollars, due 2017, principally 3.41%(2)	59,839	55,629
Floating rate borrowings, payable in US dollars, due 2017-2031, principally 0.53%-1.03%	770,804	895,768
Floating rate borrowings, payable in Euro, due 2021, principally 0.00%-0.07%	15,276	14,113

Total	8,879,762	9,227,694

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2016-2031, principally 0.93%-2.91%	1,206,806	1,064,330
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.38%-2.24%	233,400	230,400
Adjustable rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.08%-2.86%	212,300	156,300
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.81%-4.78%	659,200	656,000
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	282,400	264,798
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	171,371	167,925
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	100,610	91,485
Floating rate borrowings, payable in Japanese yen, due 2022-2027, principally 0.19%-0.68%	41,900	18,800

Total	2,907,987	2,650,038

Obligations under loan securitization transaction accounted for as secured borrowings due 2016-2043, principally 0.15%-5.90%	900,442	713,277
Payable under repurchase agreements due 2016-2021, principally 0.13%-1.48%	1,175,858	1,434,521

Total	13,917,887	14,076,587

Other subsidiaries:
Obligations under capital leases	¥7,512	¥8,167
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2045, principally 0.00%-10.00%	1,938,560	2,153,615
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2016-2026, principally 0.00%-13.05%	779,847	1,145,182
Fixed rate bonds and notes, payable in Euro, due 2020, principally 1.23%-1.28%	—	1,161
Fixed rate bonds and notes, payable in Thai baht, due 2016-2022, principally 0.50%-4.50%	223,718	165,711
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2016-2037, principally 0.50%-18.76%(2)	80,941	127,803
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2046, principally 0.00%-24.00%	1,368,947	1,389,154
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2016-2038, principally 0.00%-30.00%	233,858	277,514
Floating rate bonds and notes, payable in Euro, due 2018, principally 1.00%	834	557
Floating rate bonds and notes, payable in Thai baht, due 2015, principally 3.82%	1,204	—
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2016-2019, principally 0.78%-1.43%(2)	15,956	2,542

Total	4,643,865	5,263,239

Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2030, principally 0.65%-2.98%	430,377	409,070
Fixed rate bonds and notes, payable in US dollars, due 2016, principally 5.95%	85,413	84,737
Fixed rate bonds and notes, payable in Thai baht, due 2022, principally 4.70%	54,521	49,578
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2020, principally 1.76%	5,000	—
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 3.50%	105,817	104,500
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2021, principally 0.37%-0.91%	194,055	131,673
Floating rate borrowings, bonds and notes, payable in US dollars, due 2018-2036, principally 1.44%-2.21%	6,334	4,703
Floating rate borrowings, bonds and notes, payable in Thai baht, due 2020, principally 4.75%	73,459	—

Total	954,976	784,261

Obligations under loan securitization transaction accounted for as secured borrowings due 2018, principally 2.32%	—	24

Total	5,606,353	6,055,691

Total	¥19,968,735	¥21,972,077

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.

The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2015 and 2016.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2016:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2017	¥6	¥2,341,212	¥993,499	¥3,334,717
2018	8	1,834,575	709,784	2,544,367
2019	5	3,669,309	1,115,956	4,785,270
2020	3	1,590,046	1,545,470	3,135,519
2021	279,222	841,964	249,885	1,371,071
2022 and thereafter	1,560,555	3,799,481	1,441,097	6,801,133

Total	¥1,839,799	¥14,076,587	¥6,055,691	¥21,972,077

New Issuances of Bonds for Basel III

In March 2016, the MUFG Group issued to institutional investors in Japan ¥300,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes. These notes are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings. After a part of the principal amount of the bonds have been written down upon the occurrence of a loss absorption event, such principal amount of the bonds shall be reinstated upon the occurrence of a Reinstatement Event to the extent of the amount to be determined by MUFG in consultation with the Financial Services Agency of Japan (“FSA”) or other relevant regulatory authority. (The “Reinstatement Event” occurs when MUFG determines that the principal amount of the bonds that have been written-down be reinstated after obtaining prior confirmation of the FSA or any other relevant regulatory authority that MUFG’s consolidated Common Equity Tier1 capital ratio remains at a sufficiently high level after giving effect to the relevant reinstatement of the bonds.)

In October 2015, the MUFG Group issued in a public offering in Japan ¥150,000 million aggregate principal amount of unsecured perpetual subordinated Additional Tier 1 notes with similar terms. It was the MUFG Group’s first offering of Basel III-compliant subordinated bonds to the public.

In March 2016, the MUFG Group issued $5,000 million of Asia’s first bond with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) to global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board (“FSB”). Under the FSB’s TLAC standard, the MUFG Group is required to hold TLAC debt in an amount not less than 16% of the risk weighted assets and six percent of the applicable Basel III leverage ratio denominator by January 1, 2019.